Fees Summary	Jul. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,403,000.00
Previously Paid Amount	0.00
Total Fee Amount	521.00
Total Offset Amount	0.00
Net Fee	521.00
Narrative - Max Aggregate Offering Price	$ 3,403,000.00
Final Prospectus	true